Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Loans receivable - current	$ 64	$ 65
Less: Allowance for loans receivable - current	(30)	(28)	$ (28)	$ (27)
Other receivables (Note 4)	34	1,062
Other	125	151
Other current assets	$ 193	$ 1,250